EXHIBIT 99.8

Client Name:	Flagstar Bank
Client Project Name:	Flagstar FSMT 2018-3INV
Start - End Dates:	2/2018 TO 3/2018
Deal Loan Count:	218

Waived Conditions Summary

Report Run Date:	04/25/18
 ©2018 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.